Group companies	12 Months Ended
Dec. 31, 2025
Interest In Other Entities [Abstract]
Group companies	Group companies
In accordance with section 409 of the Companies Act 2006, a full list of the Group’s subsidiaries, partnerships, associates, joint ventures and other undertakings as at 31 December 2025 is disclosed below, along with the country of incorporation, the registered address and the effective percentage of equity owned at that date. Unless otherwise stated, each entity has a share capital comprising a single class of ordinary shares and is wholly owned and indirectly held by CCEP.

Name	Country of incorporation	% equity interest	Registered address
Subsidiaries
Agua De La Vega Del Codorno, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta, 28042, Madrid, Spain
Aguas De Cospeito, S.L.U.	Spain	100%	Crta. Pino km. 1 - 2, 27377, Cospeito (Lugo), Spain
Aguas De Santolin, S.L.U.	Spain	100%	C/ Real, s/n 09246, Quintanaurria, Burgos, Spain
Aguas Del Maestrazgo, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta, 28042, Madrid, Spain
Aguas Del Toscal, S.A.U.	Spain	100%	Ctra. de la Pasadilla, km, 3-35250, ingenio (Gran Canaria), Spain
Aguas Vilas Del Turbon, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta, 28042, Madrid, Spain
Associated Products & Distribution Proprietary	Australia	100%(O)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Bebidas Gaseosas Del Noroeste, S.L.U.	Spain	100%	Avda. Alcalde Alfonso Molina, S/N-15007, (A Coruna), Spain
Beganet, S.L.U.	Spain	100%	Avda Paisos Catalans, 32, 08950, Esplugues de Llobregat, Spain
BL Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
BNI B.V.	Netherlands	100%(A)	Marten Meesweg 25 J, 3068 AV, Rotterdam, Netherlands
BNII Inc.	Philippines	100%	26/F Uptown Eastgate, 11th Avenue corner 36th Street, Bonifacio Global City, Taguig, Philippines
BNI (Finance) B.V.	Netherlands	100%	Marten Meesweg 25 J, 3068 AV, Rotterdam, Netherlands
Bottling Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Bottling Holding France SAS	France	100%	9 chemin de Bretagne, 92784, Issy-les-Moulineaux, France
Bottling Holdings (Luxembourg) SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald, Luxembourg
Bottling Holdings (Netherlands) B.V.	Netherlands	100%	Marten Meesweg 25 J, 3068 AV, Rotterdam, Netherlands
Bottling Holdings Europe Limited	United Kingdom	100%(B)(E)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Brewhouse Investments Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Can Recycling (S.A.) Pty. Ltd.	Australia	100%(B)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH	Germany	100%(I)	Stralauer Allee 4, 10245, Berlin, Germany
CC Verpackungsgesellschaft mit beschraenkter Haftung	Germany	100%	Schieferstrasse 20, 06126, Halle (Saale), Germany
CCEP Aboitiz Beverages Philippines, Inc.	Philippines	60%	NAC Tower, 32nd Street, Bonifacio Global City, Taguig City, 1634, Philippines
CCEP Australia Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Finance (Australia) Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom

Name	Country of incorporation	% equity interest	Registered address
CCEP Finance (Ireland) Designated Activity Company	Ireland	100%	3 Dublin Landings, North Wall Quay, Dublin, D01 C4E0, Ireland
CCEP Group Services Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Holdings (APS) Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Holdings (Australia) Pty Ltd	Australia	100%(A)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Holdings Norge AS	Norway	100%	Robsrudskogen 5, Lørenskog, 1470, Norway
CCEP Holdings Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87, Haninge, Sweden
CCEP Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Scottish Limited Partnership	United Kingdom	100%(P)	52 Milton Road, College Milton, East Kilbride, Scotland, G74 5DJ, United Kingdom
CCEP Ventures Australia Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Ventures Europe Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Ventures UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCIP Soporte, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta, 28042, Madrid, Spain
Classic Brand (Europe) Designated Activity Company	Ireland	100%	Charlotte House, Charlemont Street, Saint Kevin's, Dublin, D02 NV26, Ireland
Cobega Embotellador, S.L.U.	Spain	100%	Avda Paisos Catalans, 32, 08950, Esplugues de Llobregat, Spain
Coca-Cola Bottlers Business Services, Inc.	Philippines	60%	2nd Floor, Annex Building, 10 Obrero Street, Bagumbayan, Quezon City, 1103, Philippines
Coca-Cola Europacific Aboitiz Philippines, Inc.	Philippines	60%(R)	28th and 29th Floors, Uptown Eastgate Building, 11th Avenue, corner 36th Street, Bonifacio Global City, Taguig City, 1634, Philippines
Coca-Cola Europacific Partners (CDE Aust) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners (Fiji) Pte Limited	Fiji	100%	Lot 1, Ratu Dovi Road, Laucala Beach Estate, Nasinu, Fiji
Coca-Cola Europacific Partners (Initial LP) Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners (Scotland) Limited	United Kingdom	100%	52 Milton Road, College Milton, East Kilbride, Scotland, G74 5DJ, United Kingdom
Coca-Cola Europacific Partners API Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners Australia Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners Belgium SRL/BV	Belgium	100%	Chaussée de Mons 1424, 1070 Brussels, Belgium
Coca-Cola Europacific Partners Deutschland GmbH	Germany	100%(F)	Stralauer Allee 4, 10245, Berlin, Germany
Coca-Cola Europacific Partners France SAS	France	100%(G)	9 chemin de Bretagne, 92784, Issy-les-Moulineaux, France
Coca-Cola Europacific Partners Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Holdings Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Holdings NZ Limited	New Zealand	100%	The Oasis, 19 Carbine Road, Mount Wellington, Auckland, 1060, New Zealand
Coca-Cola Europacific Partners Holdings US, Inc.	United States	100%(A)(D)	Corporation Trust Center, 1209 Orange Street, Wilmington DE, USA
Coca-Cola Europacific Partners Iberia, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta, 28042, Madrid, Spain

Name	Country of incorporation	% equity interest	Registered address
Coca-Cola Europacific Partners Investments (Singapore) Pte. Ltd.	Singapore	100%	9 Raffles Place, #26-01 Republic Plaza, Singapore, 048619, Singapore
Coca-Cola Europacific Partners Ísland ehf.	Iceland	100%	Studlahals 1, 110, Reykjavik, Iceland
Coca-Cola Europacific Partners Luxembourg sàrl	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald, Luxembourg
Coca-Cola Europacific Partners Nederland B.V.	Netherlands	100%	Marten Meesweg 25 J, 3068 AV, Rotterdam, Netherlands
Coca-Cola Europacific Partners New Zealand Limited	New Zealand	100%	The Oasis, 19 Carbine Road, Mount Wellington, Auckland, 1060, New Zealand
Coca-Cola Europacific Partners Norge AS	Norway	100%	Robsrudskogen 5, Lørenskog, 1470, Norway
Coca-Cola Europacific Partners Papua New Guinea Limited	Papua New Guinea	100%	Section 23, Allotment 14, Milfordhaven Road, LAE, Morobe Province, 411, Papua New Guinea
Coca-Cola Europacific Partners Pension Scheme Trustees Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Portugal Unipessoal LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal, Portugal
Coca-Cola Europacific Partners Services Bulgaria EOOD	Bulgaria	100%(A)	2 Donka Ushlinova Street, Garitage Park, Office Building 4, floor 6, Sofia, 1766, Bulgaria
Coca-Cola Europacific Partners Services Europe Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Services, Inc.	Philippines	100%	26/F Uptown Eastgate, 11th Avenue corner 36th Street, Bonifacio Global City, Taguig, Philippines
Coca-Cola Europacific Partners Services SRL	Belgium	100%(N)	Chaussée de Mons 1424, 1070 Brussels, Belgium
Coca-Cola Europacific Partners Sverige AB	Sweden	100%	136 87, Haninge, Sweden
Coca-Cola Europacific Partners US, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801, Delaware, USA
Coca-Cola Europacific Partners US II, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801, Delaware, USA
Coca-Cola Europacific Partners Vanuatu Limited	Vanuatu	100%	1st Floor, Govant Building, Kumul Highway, Port Vila, Vanuatu
Coca-Cola Immobilier SCI	France	100%(G)	9 chemin de Bretagne, 92784, Issy-les-Moulineaux, France
Coca-Cola Production SAS	France	100%	Zone d' entreprises de Bergues, 59380, Commune de Socx, France
Compañía Asturiana De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Nava, 18- 3ª (Granda) Siero - 33006, Oviedo, Spain
Compañía Castellana De Bebidas Gaseosas, S.L.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta, 28042, Madrid, Spain
Compañía Levantina De Bebidas Gaseosas, S.L.U.	Spain	100%	Av. Real Monasterio de Sta., Maria de Poblet, 3646930, Quart de Poblet, Spain
Compañía Norteña De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Ibaizábal, 57, Galdakao, 48960, Bizkaia, Spain
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta, 28042, Madrid, Spain
Cosmos Bottling Corporation	Philippines	59.71%	28th and 29th Floors, Uptown Eastgate Building, 11th Avenue, corner 36th Street, Bonifacio Global City, Taguig City, 1634, Philippines
Crusta Fruit Juices Proprietary Limited	Australia	100%(J)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Developed System Logistics, S.L.U.	Spain	100%	Av. Henry Ford 25, Manzana 19, Complejo Pq.Ind.Juan, CARLOS I, 46220, Picassent, Valencia, Spain
GR Bottling Holdings UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Lusobega, S.L.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain

Name	Country of incorporation	% equity interest	Registered address
Luzviminda Land Holdings, Inc.	Philippines	24%(T)	28th and 29th Floors, Uptown Eastgate Building, 11th Avenue, corner 36th Street, Bonifacio Global City, Taguig City, 1634, Philippines
Madrid Ecoplatform, S.L.U.	Spain	100%	C/Pedro Lara, 8 Pq. Tecnologico de Leganes, 28919, (Leganes), Spain
Matila Nominees Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Bottled Water Co Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail SA Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Co Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Co. (QLD) Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail WA Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Pacbev Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Paradise Beverages (Fiji) Pte Limited	Fiji	100%	122-164 Foster Road, Walu Bay, Suva, Fiji
PEÑA Umbria S.L.U.	Spain	100%	Av. Real Monasterio de Sta., Maria de Poblet, 3646930, Quart de Poblet, Spain
Philippine Bottlers, Inc.	Philippines	60%	28th and 29th Floors, Uptown Eastgate Building, 11th Avenue, corner 36th Street, Bonifacio Global City, Taguig City, 1634, Philippines
PT Coca-Cola Bottling Indonesia	Indonesia	100%(C)	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta, 12430, Indonesia
PT Coca-Cola Distribution Indonesia	Indonesia	100%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta, 12430, Indonesia
Purna Pty. Ltd.	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Real Oz Water Supply Co (QLD) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Refrescos Envasados Del Sur, S.L.U.	Spain	100%	Autovía del Sur A-IV, km.528- 41309, La Rinconada, Sevilla, Spain
Sale Proprietary Co 1 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 2 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 3 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 4 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 5 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 6 Pty Ltd	Australia	100%(D)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 7 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Samoa Breweries Limited (SBL)	Samoa	100%	Vaitele Industrial Zone, Vaitele Tai, Faleata Sisifo, Samoa
WB Investment Ireland 2 Limited	Ireland	100%	3 Dublin Landings, North Wall Quay, Dublin, D01 C4E0, Ireland
WBH Holdings Luxembourg SCS	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald, Luxembourg
Wir Sind Coca-Cola GmbH	Germany	100%	Stralauer Allee 4, 10245, Berlin, Germany

Name	Country of incorporation	% equity interest	Registered address
Joint Ventures
Circular Economy Systems Pty Ltd	Australia	50%	Maddocks, Angel Place, Level 27, 123 Pitt Street, Sydney NSW 2000, Australia
PT Amandina Bumi Nusantara	Indonesia	50%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta, 12430, Indonesia
Associates
Aitonomi AG	Switzerland	14.7%	Bruderhausstrasse 10, 6372, Ennetmoos, Switzerland
Aitonomi AI GmbH	Switzerland	14.7%	Pietschenstrasse 20, 3952 Susten, Switzerland
Aitonomi Automation GmbH	Germany	14.7%	Wiesenstrasse 70, C8, 40549 Duesseldorf, Germany
Aitonomi GmbH	Germany	14.7%	Wiesenstrasse 70, C8, 40549 Duesseldorf, Germany
Aitonomi Inc.	United States	14.7%	108 West 13th St, Wilmington, Newcastle, DE 19801, USA
Aitonomi LLC	Saudi Arabia	14.7%	2915 Musa Ibn Nussaiyr, Al Olaya, Riyadh 12241, Saudi Arabia
Aitonomi Ltd	South Africa	14.7%	3rd Floor, DeVille Centre, CNR Wellington/Main, Durbanville 7550, South Africa
Aitonomi Ltd.	United Kingdom	14.7%	Innovation Centre, Gallows Hill, Warwick, England, CV34 6UW
Aitonomi Power GmbH	Germany	14.7%	Wiesenstrasse 70, C8, 40549 Duesseldorf, Germany
Aitonomi Quantum GmbH	Germany	14.7%	Wiesenstrasse 70, C8, 40549 Duesseldorf, Germany
Aitonomi SRL	Italy	14.7%	Via Alessandro Volta, 13A, 39100 Bolzano BZ, Italy
Birtingahúsið ehf.	Iceland	34.5%	Laugavegur 174, 105, Reykjavík, Iceland
CC Digital GmbH	Germany	50%	Stralauer Allee 4, 10245, Berlin, Germany
Circular Plastics Australia (PET) Holdings Pty Ltd	Australia	16.67%	Building 1' Level 5, 658 Church Street, Cremorne VIC 3121, Australia
Circular Plastics Australia (PET) Pty Ltd	Australia	16.67%	Building 1' Level 5, 658 Church Street, Cremorne VIC 3121, Australia
Circular Plastics Australia (PET) VIC Pty Ltd	Australia	16.67%	Building 1' Level 5, 658 Church Street, Cremorne VIC 3121, Australia
Coca-Cola Foundation Philippines, Inc.	Philippines	30%	27th Floor, Six Neo Building, 5th Avenue corner 26th Street, Bonifacio Global City, Taguig City, 1634, Philippines
Endurvinnslan hf.	Iceland	20%	Knarravogur 4, 104 Reykjavik, Iceland
Exchange for Change (ACT) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138, Australia
Exchange for Change (NSW) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138, Australia
Infineo Recyclage SAS	France	49%(H)	Sainte Marie la Blanche, 21200, Dijon, France
Innovative Tap Solutions Inc.	United States	21.8%	300 Brookside Avenue, Ambler, PA 19002, USA
Ionech Limited	United Kingdom	15.27%	6th Floor, Manfield House, 1 Southampton Street, London, WC2R 0LR, United Kingdom
Kollex GmbH	Germany	20%	Kottbusser Damm 25-26, 10967, Berlin, Germany
PETValue Philippines Corporation	Philippines	18%	Wilkins Plant, CM Delos Reyes, Gateway Business Park, Brgy. Javalera, General Trias, Cavite, Philippines

Name	Country of incorporation	% equity interest	Registered address
Other related parties
CCEAP Foundation Incorporated	Philippines	—%	28F 6 Neo, 5th Avenue corner 26th Street, Bonifacio Global City, Taguig City, Philippines
Coca-Cola Bottlers Business Service Inc. Retirement Plan	Philippines	—%(Q)	2nd Floor, Annex Building, 10 Obrero Street, Bagumbayan, Quezon City, 1103, Philippines
Coca-Cola Bottlers Philippines, Inc. Retirement plan	Philippines	—%(Q)	20th Floor, San Miguel Properties Centre 7, St. Francis Street, Ortigas Center, Mandaluyong City, Philippines
Coca-Cola Europacific Partners plc Employee Benefit Trust	Jersey (Channel Islands)	—%(S)	Computershare Trustees (Jersey) Limited, 13 Castle Street, St Helier, JE1 1ES, Jersey
Container Exchange (QLD) Limited	Australia	—%(L)	Level 13, 295 Ann Street, Brisbane City QLD 4000, Australia
Mahija Parahita Nusantara Foundation	Indonesia	—%(L)	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta, 12430, Indonesia
Nafura Advanced Technologies Limited	United Kingdom	20.97%	C/O Deep Science Ventures 46-54 High Street, Ingatestone, Ingatestone, Essex, London, United Kingdom, CM4 9DW
TasRecycle Limited	Australia	—%(M)	Level 1, 162 Macquarie Street, Hobart TAS 7000, Australia
VicReturn Limited	Australia	—%(M)	C/- Automic Group, Level 12, 530 Collins Street, Melbourne VIC 3000, Australia
WA Return Recycle Renew Ltd	Australia	—%(L)	Unit 4, Level 1, 1 Centro Avenue, Subiaco WA 6008, Australia
(A)100% equity interest directly held by Coca-Cola Europacific Partners plc.
(B)Class A and B ordinary shares.
(C)Series A, B, C and D shares.
(D)Including preference shares issued to the Group.
(E)2% equity interest directly held by Coca-Cola Europacific Partners plc (100% of A ordinary shares in issue).
(F)10% equity interest directly held by Coca-Cola Europacific Partners plc.
(G)Group shareholding of 99.99% or greater.
(H)Class A and B shares. The Group holds 49% of Class B shares.
(I)In liquidation.
(J)Class A and F shares.
(K)Includes ordinary shares and B Class shares.
(L)Company limited by guarantee. CCEP is a member along with one other member.
(M)Company limited by guarantee. CCEP is a member along with two other members.
(N)Class A, B and C ordinary shares.
(O)Includes redeemable preference shares and discretionary dividend shares issued to the Group.
(P)Limited partnership.
(Q)Registered defined benefit plan entity.
(R)Name change from Coca-Cola Beverages Philippines, Inc. effective 13 January 2025 .
(S)Employee Benefit Trust established for the purpose of facilitating the acquisition and distribution of CCEP
Shares for the benefit of satisfying the Group’s share-based payments obligations under its existing and future share-based compensation plans.
(T)40% equity interest directly held by Coca-Cola Europacific Aboitiz Philippines, Inc (CCEAP), which is 60%
owned by the Group, resulting in an effective ownership of 24% by the Group. Luzviminda Land Holdings, Inc.
(LLHI)’s equity consists of two classes of shares: common shares, which are 100% held by CCEAP, and preferred shares, which are 100% owned by the Coca-Cola Bottlers Philippines, Inc. Retirement Plan.
Although the majority of voting rights attach to the preferred shares, the Group has power over LLHI through its involvement with the retirement plan, as well as exposure to variable returns and the ability to use its power over LLHI to affect those returns. As such, the Group consolidates LLHI’s financial position and results.